American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
July 31, 2022

Emerging Markets Debt Fund - Schedule of Investments
JULY 31, 2022 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 53.2%
Argentina — 0.2%
Argentine Republic Government International Bond, 1.50%, 7/9/35		$6,200,000	1,379,107
Azerbaijan — 0.2%
Republic of Azerbaijan International Bond, 3.50%, 9/1/32		$1,400,000	1,208,800
Bahrain — 0.6%
Bahrain Government International Bond, 7.50%, 9/20/47		$4,100,000	3,489,989
Brazil — 1.8%
Brazilian Government International Bond, 2.625%, 1/5/23		$5,000,000	5,001,400
Brazilian Government International Bond, 3.875%, 6/12/30		$2,000,000	1,801,457
Brazilian Government International Bond, 7.125%, 1/20/37		$2,000,000	2,140,510
Brazilian Government International Bond, 4.75%, 1/14/50		$2,000,000	1,508,933
			10,452,300
Cameroon — 0.4%
Republic of Cameroon International Bond, 9.50%, 11/19/25		$2,600,000	2,555,720
Chile — 1.8%
Chile Government International Bond, 2.25%, 10/30/22		$2,105,000	2,104,838
Chile Government International Bond, 3.125%, 1/21/26		$3,400,000	3,328,444
Chile Government International Bond, 2.75%, 1/31/27		$4,000,000	3,816,085
Chile Government International Bond, 4.00%, 1/31/52		$1,200,000	1,041,263
			10,290,630
China — 2.3%
China Government Bond, 2.18%, 6/25/24	CNY	88,500,000	13,140,618
Colombia — 3.8%
Colombia Government International Bond, 2.625%, 3/15/23		$2,000,000	1,980,397
Colombia Government International Bond, 3.125%, 4/15/31		$500,000	395,289
Colombia Government International Bond, 6.125%, 1/18/41		$4,500,000	3,789,677
Colombian TES, 7.00%, 6/30/32	COP	95,310,000,000	15,667,167
			21,832,530
Costa Rica — 0.2%
Costa Rica Government International Bond, 7.16%, 3/12/45		$1,400,000	1,252,652
Czech Republic — 4.6%
Czech Republic Government Bond, 4.70%, 9/12/22(1)	CZK	510,000,000	21,145,223
Czech Republic Government Bond, 1.75%, 6/23/32	CZK	160,000,000	5,430,937
			26,576,160
Dominican Republic — 1.3%
Dominican Republic International Bond, 5.95%, 1/25/27		$5,500,000	5,421,360
Dominican Republic International Bond, 4.50%, 1/30/30(1)		$1,000,000	868,382
Dominican Republic International Bond, 5.30%, 1/21/41		$1,400,000	1,098,245
			7,387,987
Ecuador — 0.8%
Ecuador Government International Bond, 0.00%, 7/31/30(1)(2)		$6,000,000	2,557,916
Ecuador Government International Bond, 5.50%, 7/31/30		$2,000,000	1,213,725
Ecuador Government International Bond, 2.50%, 7/31/35(1)		$2,000,000	909,189
			4,680,830
Egypt — 0.9%
Egypt Government International Bond, 5.80%, 9/30/27		$2,000,000	1,355,308
Egypt Government International Bond, 8.50%, 1/31/47		$6,600,000	3,859,416
			5,214,724

El Salvador — 0.1%
El Salvador Government International Bond, 7.75%, 1/24/23		$450,000	392,736
Ghana — 0.5%
Ghana Government International Bond, 8.125%, 1/18/26		$4,400,000	2,961,244
Guatemala — 0.6%
Guatemala Government International Bond, 6.125%, 6/1/50(1)		$3,500,000	3,353,361
Indonesia — 3.6%
Indonesia Treasury Bond, 6.50%, 2/15/31	IDR	156,000,000,000	10,176,912
Indonesia Treasury Bond, 8.375%, 4/15/39	IDR	128,000,000,000	9,341,648
Perusahaan Penerbit SBSN Indonesia III, 4.70%, 6/6/32(1)		$1,500,000	1,561,114
			21,079,674
Iraq — 0.1%
Iraq International Bond, 5.80%, 1/15/28		$550,000	476,496
Ivory Coast — 0.3%
Ivory Coast Government International Bond, 6.125%, 6/15/33		$2,400,000	1,958,198
Jordan — 0.8%
Jordan Government International Bond, 7.75%, 1/15/28(1)		$3,231,000	3,156,283
Jordan Government International Bond, 7.375%, 10/10/47		$2,069,000	1,673,863
			4,830,146
Malaysia — 4.1%
Malaysia Government Bond, 3.42%, 8/15/22	MYR	60,000,000	13,487,117
Malaysia Government Bond, 4.07%, 6/15/50	MYR	49,500,000	10,278,091
			23,765,208
Mexico — 10.7%
Mexican Bonos, 8.00%, 12/7/23	MXN	389,000,000	18,725,924
Mexican Bonos, 10.00%, 11/20/36	MXN	257,300,000	13,995,712
Mexico Cetes, 0.00%, 9/8/22(2)	MXN	5,852,900,000	28,448,402
Mexico Government International Bond, 2.66%, 5/24/31		$1,400,000	1,202,226
			62,372,264
Morocco — 0.2%
Morocco Government International Bond, 3.00%, 12/15/32		$1,500,000	1,191,477
Nigeria — 0.8%
Nigeria Government International Bond, 6.50%, 11/28/27		$6,500,000	4,923,528
Oman — 0.9%
Oman Government International Bond, 6.00%, 8/1/29		$2,600,000	2,603,547
Oman Sovereign Sukuk Co., 4.875%, 6/15/30(1)		$2,800,000	2,744,700
			5,348,247
Panama — 1.3%
Panama Government International Bond, 4.00%, 9/22/24		$2,000,000	2,006,690
Panama Government International Bond, 4.50%, 4/16/50		$4,500,000	3,727,762
Panama Government International Bond, 4.30%, 4/29/53		$2,200,000	1,778,193
			7,512,645
Paraguay — 0.3%
Paraguay Government International Bond, 6.10%, 8/11/44		$1,600,000	1,537,330
Peru — 0.8%
Peruvian Government International Bond, 2.39%, 1/23/26		$3,000,000	2,847,769
Peruvian Government International Bond, 4.125%, 8/25/27		$1,600,000	1,610,930
			4,458,699
Qatar — 0.1%
SoQ Sukuk A QSC, 3.24%, 1/18/23		$800,000	800,359
South Africa — 5.8%
Republic of South Africa Government Bond, 8.50%, 1/31/37	ZAR	562,500,000	27,331,740
Republic of South Africa Government International Bond, 5.75%, 9/30/49		$8,000,000	6,116,680
			33,448,420

Thailand — 0.8%
Thailand Government Bond, 1.59%, 12/17/35	THB	190,000,000	4,369,255
Trinidad and Tobago — 0.3%
Trinidad & Tobago Government International Bond, 4.50%, 8/4/26		$2,000,000	1,959,402
Turkey — 1.2%
Turkey Government International Bond, 5.60%, 11/14/24		$1,600,000	1,465,360
Turkey Government International Bond, 4.875%, 10/9/26		$2,000,000	1,643,940
Turkey Government International Bond, 5.125%, 2/17/28		$1,000,000	779,564
Turkey Government International Bond, 6.875%, 3/17/36		$4,000,000	2,982,096
			6,870,960
Ukraine — 0.2%
Ukraine Government International Bond, 7.25%, 3/15/33(1)		$750,000	150,000
Ukraine Government International Bond, 7.25%, 3/15/33		$4,400,000	880,000
			1,030,000
United Arab Emirates — 0.6%
UAE International Government Bond, 4.95%, 7/7/52(1)		$3,300,000	3,597,231
Uzbekistan — 0.2%
Republic of Uzbekistan International Bond, 4.75%, 2/20/24		$1,000,000	970,484
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $340,294,943)			308,669,411
CORPORATE BONDS — 29.7%
Brazil — 4.7%
Azul Investments LLP, 7.25%, 6/15/26(1)(3)		2,000,000	1,354,870
B2W Digital Lux Sarl, 4.375%, 12/20/30(1)		2,800,000	2,140,504
Banco Bradesco SA, 2.85%, 1/27/23		4,000,000	3,979,800
CSN Inova Ventures, 6.75%, 1/28/28(1)		2,050,000	1,912,394
CSN Resources SA, 7.625%, 4/17/26		585,000	585,076
Embraer Netherlands Finance BV, 6.95%, 1/17/28(1)		4,000,000	4,036,700
GTL Trade Finance, Inc., 7.25%, 4/16/44		1,700,000	1,840,496
Guara Norte Sarl, 5.20%, 6/15/34(1)		5,289,248	4,348,872
GUSAP III LP, 4.25%, 1/21/30(1)		2,000,000	1,872,380
Itau Unibanco Holding SA, MTN, 5.50%, 8/6/22		3,800,000	3,795,288
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(1)		1,871,000	1,503,676
			27,370,056
Chile — 1.9%
Celulosa Arauco y Constitucion SA, 4.25%, 4/30/29		2,000,000	1,866,640
Empresa Nacional de Telecomunicaciones SA, 4.75%, 8/1/26		2,000,000	1,962,827
Falabella SA, 3.375%, 1/15/32(1)		1,800,000	1,501,623
Kenbourne Invest SA, 6.875%, 11/26/24(1)		1,375,000	1,291,888
Kenbourne Invest SA, 4.70%, 1/22/28(1)		2,800,000	2,001,496
VTR Finance NV, 6.375%, 7/15/28(1)		4,000,000	2,453,374
			11,077,848
Colombia — 3.1%
Ecopetrol SA, 5.875%, 9/18/23		1,500,000	1,517,640
Ecopetrol SA, 6.875%, 4/29/30		3,000,000	2,865,000
Ecopetrol SA, 4.625%, 11/2/31(3)		1,060,000	874,405
Geopark Ltd., 5.50%, 1/17/27(1)		3,918,000	3,376,409
Grupo Aval Ltd., 4.75%, 9/26/22		600,000	599,940
Millicom International Cellular SA, 6.25%, 3/25/29		1,800,000	1,714,407
Millicom International Cellular SA, 4.50%, 4/27/31(1)(3)		3,000,000	2,460,088
Oleoducto Central SA, 4.00%, 7/14/27(1)		3,800,000	3,229,788
Promigas SA ESP / Gases del Pacifico SAC, 3.75%, 10/16/29(1)		1,800,000	1,502,856
			18,140,533

Dominican Republic — 0.2%
Banco de Reservas de la Republica Dominicana, 7.00%, 2/1/23		1,000,000	1,003,540

Ghana — 0.3%
Kosmos Energy Ltd., 7.125%, 4/4/26(1)(3)	2,092,000	1,846,305
India — 1.2%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	800,000	741,064
Greenko Dutch BV, 3.85%, 3/29/26(1)	2,134,000	1,876,362
Greenko Mauritius Ltd., 6.25%, 2/21/23(1)	2,642,000	2,608,975
Reliance Industries Ltd., 2.875%, 1/12/32(1)	2,000,000	1,731,645
		6,958,046
Indonesia — 2.0%
Cikarang Listrindo Tbk PT, 4.95%, 9/14/26(3)	1,000,000	923,840
Indika Energy Capital IV Pte. Ltd., 8.25%, 10/22/25(1)	2,000,000	1,948,500
Indonesia Asahan Aluminium Persero PT, 5.45%, 5/15/30(1)	1,000,000	957,160
Indonesia Asahan Aluminium Persero PT, 5.80%, 5/15/50(1)	2,250,000	1,973,925
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	1,668,000	1,473,311
Pertamina (Persero) PT, 6.50%, 5/27/41	2,300,000	2,410,905
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 3.00%, 6/30/30	2,000,000	1,702,620
		11,390,261
Israel — 0.5%
Altice Financing SA, 5.00%, 1/15/28	1,000,000	883,080
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)	1,857,000	1,773,338
		2,656,418
Kazakhstan — 0.3%
Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	309,000	308,594
KazMunayGas National Co. JSC, 4.75%, 4/19/27	500,000	454,086
KazMunayGas National Co. JSC, 5.75%, 4/19/47	1,500,000	1,191,058
		1,953,738
Luxembourg — 0.5%
EIG Pearl Holdings Sarl, 3.55%, 8/31/36(1)	500,000	437,942
Petrorio Luxembourg Trading Sarl, 6.125%, 6/9/26(1)	2,500,000	2,359,638
		2,797,580
Macau — 0.1%
Melco Resorts Finance Ltd., 5.75%, 7/21/28(1)	1,000,000	712,897
Mexico — 5.7%
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	2,000,000	1,734,740
Braskem Idesa SAPI, 6.99%, 2/20/32(1)	3,200,000	2,767,712
Cemex SAB de CV, 5.45%, 11/19/29	2,000,000	1,835,000
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	2,847,000	2,726,615
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	7,120,676	5,145,365
Industrias Penoles SAB de CV, 4.75%, 8/6/50(1)(3)	1,750,000	1,416,896
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)	4,300,000	3,140,137
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	2,650,000	2,099,158
Petroleos Mexicanos, 3.50%, 1/30/23	1,272,000	1,266,785
Petroleos Mexicanos, 6.875%, 8/4/26	5,000,000	4,786,200
Petroleos Mexicanos, 6.50%, 3/13/27	2,475,000	2,241,174
Petroleos Mexicanos, 5.35%, 2/12/28	2,000,000	1,677,910
Petroleos Mexicanos, 5.95%, 1/28/31	2,000,000	1,558,600
Petroleos Mexicanos, 6.70%, 2/16/32	472,000	379,450
		32,775,742
Nigeria — 0.9%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	4,000,000	3,567,480
SEPLAT Energy PLC, 7.75%, 4/1/26(1)	2,000,000	1,700,040
		5,267,520

Panama — 0.5%
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	3,095,000	2,768,168

Peru — 1.7%
Banco BBVA Peru SA, 5.00%, 8/26/22	1,730,000	1,731,808
Inkia Energy Ltd., 5.875%, 11/9/27(3)	5,700,000	5,290,007
Petroleos del Peru SA, 4.75%, 6/19/32	1,000,000	802,755
Petroleos del Peru SA, 5.625%, 6/19/47(1)	2,900,000	2,048,024
		9,872,594
Qatar — 0.5%
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	400,000	361,186
Ooredoo International Finance Ltd., 4.50%, 1/31/43(1)	2,000,000	2,021,734
Ooredoo International Finance Ltd., MTN, 5.00%, 10/19/25	300,000	310,829
		2,693,749
Saudi Arabia — 2.6%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/23	3,800,000	3,812,474
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/27	1,000,000	948,391
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)	1,290,000	1,178,922
SABIC Capital II BV, 4.00%, 10/10/23	3,000,000	3,008,026
Saudi Arabian Oil Co., 3.25%, 11/24/50	8,000,000	6,252,824
		15,200,637
South Africa — 0.2%
Prosus NV, 3.68%, 1/21/30(1)	1,450,000	1,225,427
South Korea — 0.5%
Woori Bank, VRN, 3.65%, (3-month LIBOR plus 0.87%), 2/1/23	3,000,000	3,004,990
Spain — 0.8%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/30(1)	6,860,000	4,681,744
Tanzania, United Republic Of — 0.2%
HTA Group Ltd., 7.00%, 12/18/25(1)	1,000,000	887,820
United Arab Emirates — 0.3%
DP World Crescent Ltd., 4.85%, 9/26/28	800,000	811,096
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)	1,130,002	952,411
		1,763,507
United States — 0.6%
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	5,000,000	3,638,500
Zambia — 0.4%
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	1,600,000	1,589,760
First Quantum Minerals Ltd., 6.875%, 10/15/27(1)	1,000,000	954,755
		2,544,515
TOTAL CORPORATE BONDS (Cost $196,693,466)		172,232,135
U.S. TREASURY SECURITIES — 2.5%
U.S. Treasury Bonds, 2.00%, 8/15/51	2,000,000	1,585,469
U.S. Treasury Notes, 2.875%, 8/15/28(4)	3,885,000	3,912,772
U.S. Treasury Notes, 1.25%, 8/15/31	3,000,000	2,664,140
U.S. Treasury Notes, 1.875%, 2/15/32(4)	6,700,000	6,255,078
		14,417,459
TOTAL U.S. TREASURY SECURITIES (Cost $16,073,741)		14,417,459
PREFERRED STOCKS — 0.2%
India — 0.1%
Network i2i Ltd., 3.98%	1,000,000	838,860
Mexico — 0.1%
Banco Mercantil del Norte SA, 8.375%(1)	600,000	570,987
TOTAL PREFERRED STOCKS (Cost $1,401,257)		1,409,847

SHORT-TERM INVESTMENTS — 11.9%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	91,034	91,034
State Street Navigator Securities Lending Government Money Market Portfolio(5)	4,304,245	4,304,245
		4,395,279
Repurchase Agreements — 11.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 3.00%, 5/31/23 - 2/15/48, valued at $8,222,740), in a joint trading account at 2.18%, dated 7/29/22, due 8/1/22 (Delivery value $8,064,828)		8,063,363
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.750% - 3.125%, 8/15/41 - 11/15/41, valued at $57,625,948), at 2.23%, dated 7/29/22, due 8/1/22 (Delivery value $56,506,499)		56,496,000
		64,559,363
TOTAL SHORT-TERM INVESTMENTS (Cost $68,954,642)		68,954,642
TOTAL INVESTMENT SECURITIES — 97.5% (Cost $623,418,049)		565,683,494
OTHER ASSETS AND LIABILITIES — 2.5%		14,669,874
TOTAL NET ASSETS — 100.0%		$580,353,368

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	112,672,585	USD	22,806,369	Goldman Sachs & Co.	9/14/22	$(1,297,320)
BRL	18,259,633	USD	3,309,703	Goldman Sachs & Co.	9/14/22	176,037
BRL	16,017,231	USD	2,906,147	Goldman Sachs & Co.	9/14/22	151,521
BRL	13,036,046	USD	2,388,867	Goldman Sachs & Co.	9/14/22	99,697
BRL	13,313,815	USD	2,447,397	Goldman Sachs & Co.	9/14/22	94,193
BRL	63,817,796	USD	11,751,086	Goldman Sachs & Co.	9/14/22	431,648
BRL	13,454,869	USD	2,512,144	Goldman Sachs & Co.	9/14/22	56,373
BRL	28,840,590	USD	5,461,437	Goldman Sachs & Co.	9/14/22	44,194
USD	4,005,374	BRL	21,789,437	Goldman Sachs & Co.	9/14/22	(154,201)
USD	6,989,398	BRL	37,837,247	Goldman Sachs & Co.	9/14/22	(233,683)
USD	5,268,030	BRL	29,222,344	Goldman Sachs & Co.	9/14/22	(310,477)
CLP	7,976,077,923	USD	9,564,789	Morgan Stanley	9/14/22	(781,265)
CLP	2,280,097,720	USD	2,343,369	Morgan Stanley	9/14/22	167,552
CLP	1,660,644,554	USD	1,645,017	Morgan Stanley	9/14/22	183,741
CLP	3,025,366,461	USD	2,998,381	Morgan Stanley	9/14/22	333,254
CLP	2,991,142,391	USD	2,973,007	Morgan Stanley	9/14/22	320,939
USD	5,253,787	CLP	4,718,951,538	Morgan Stanley	9/14/22	57,119
USD	2,836,166	CLP	2,567,439,053	Morgan Stanley	9/14/22	8,816
USD	2,039,503	CLP	1,978,828,075	Morgan Stanley	9/14/22	(139,649)
USD	2,722,391	CLP	2,849,799,414	Morgan Stanley	9/14/22	(415,903)
CNY	40,927,488	USD	6,117,254	Morgan Stanley	9/14/22	(50,251)
CNY	62,762,569	USD	9,366,150	Morgan Stanley	9/14/22	(62,361)
CNY	49,884,416	USD	7,433,785	Morgan Stanley	9/14/22	(39,027)
USD	17,355,305	CNY	115,811,953	Morgan Stanley	9/14/22	187,590
USD	3,138,219	CNY	21,088,831	Morgan Stanley	9/14/22	12,056
USD	4,767,562	CNY	32,150,056	Morgan Stanley	9/14/22	1,707
COP	31,433,847,694	USD	8,135,896	Bank of America N.A.(6)	9/14/22	(859,348)
COP	16,760,376,362	USD	3,844,123	Bank of America N.A.(6)	9/14/22	35,698
COP	25,268,866,282	USD	5,668,588	Bank of America N.A.(6)	9/14/22	180,843
USD	4,042,958	COP	15,581,559,630	Bank of America N.A.(6)	9/14/22	436,019
USD	7,946,196	COP	32,976,715,503	Bank of America N.A.(6)	9/14/22	312,494
USD	3,260,446	COP	13,659,638,808	Bank of America N.A.(6)	9/14/22	98,408
CZK	138,665,628	USD	5,852,599	UBS AG	9/14/22	(127,155)
CZK	94,844,944	USD	3,857,210	UBS AG	9/14/22	58,897

CZK	29,587,631	USD	1,208,166	UBS AG	9/14/22	13,494
USD	17,930,624	CZK	419,702,111	UBS AG	9/14/22	601,305
USD	10,846,292	CZK	259,861,000	UBS AG	9/14/22	116,744
USD	4,211,104	CZK	102,851,998	UBS AG	9/14/22	(35,611)
USD	5,750,853	CZK	139,515,684	UBS AG	9/14/22	(9,690)
HUF	4,127,359,300	USD	10,661,815	UBS AG	9/14/22	(336,455)
HUF	1,911,390,500	USD	4,934,722	UBS AG	9/14/22	(153,021)
HUF	3,285,114,939	USD	8,098,797	UBS AG	9/14/22	119,532
HUF	2,898,938,419	USD	7,252,786	UBS AG	9/14/22	(549)
USD	8,402,822	HUF	3,086,877,547	UBS AG	9/14/22	680,421
USD	2,043,467	HUF	781,482,922	UBS AG	9/14/22	88,441
USD	5,563,246	HUF	2,170,389,331	UBS AG	9/14/22	133,612
USD	4,093,180	HUF	1,681,560,220	UBS AG	9/14/22	(113,557)
USD	7,220,094	HUF	2,903,199,978	UBS AG	9/14/22	(42,803)
IDR	56,614,185,677	USD	3,804,717	Goldman Sachs & Co.	9/14/22	9,360
IDR	127,728,854,925	USD	8,506,750	Goldman Sachs & Co.	9/14/22	98,295
USD	4,606,383	IDR	66,640,546,865	Goldman Sachs & Co.	9/14/22	116,834
USD	1,304,594	IDR	19,458,020,335	Goldman Sachs & Co.	9/14/22	(6,286)
USD	3,115,809	IDR	47,198,275,159	Goldman Sachs & Co.	9/14/22	(63,921)
INR	471,169,308	USD	5,982,343	Bank of America N.A.(6)	9/14/22	(65,492)
INR	229,905,880	USD	2,919,811	Bank of America N.A.(6)	9/14/22	(32,698)
USD	8,919,759	INR	701,075,188	Bank of America N.A.(6)	9/14/22	115,796
KRW	7,524,326,026	USD	5,808,048	Goldman Sachs & Co.	9/14/22	(32,655)
KRW	7,481,437,305	USD	5,743,024	Goldman Sachs & Co.	9/14/22	(551)
USD	5,755,623	KRW	7,524,326,026	Goldman Sachs & Co.	9/14/22	(19,770)
MXN	1,318,000,000	USD	66,241,142	Goldman Sachs & Co.	9/14/22	(2,095,373)
MXN	25,445,650	USD	1,220,005	Goldman Sachs & Co.	9/14/22	18,410
MXN	43,193,717	USD	2,055,855	Goldman Sachs & Co.	9/14/22	46,341
MXN	15,365,932	USD	738,903	Goldman Sachs & Co.	9/14/22	8,942
MXN	185,352,902	USD	9,035,523	Goldman Sachs & Co.	9/14/22	(14,578)
MXN	270,334,119	USD	13,177,003	Goldman Sachs & Co.	9/14/22	(20,106)
MXN	40,024,732	USD	1,963,373	Goldman Sachs & Co.	9/14/22	(15,408)
MXN	224,951,652	USD	11,028,780	Goldman Sachs & Co.	9/14/22	(80,604)
MXN	40,079,308	USD	1,931,254	Goldman Sachs & Co.	9/14/22	19,367
MXN	148,136,057	USD	7,207,690	Goldman Sachs & Co.	9/14/22	1,946
MXN	121,385,803	USD	5,921,201	Goldman Sachs & Co.	9/14/22	(13,473)
USD	91,737,933	MXN	1,832,777,111	Goldman Sachs & Co.	9/14/22	2,538,467
USD	32,141,012	MXN	641,229,258	Goldman Sachs & Co.	9/14/22	933,012
USD	32,556,549	MXN	657,046,498	Goldman Sachs & Co.	9/14/22	578,740
MYR	86,348,974	USD	19,647,987	Goldman Sachs & Co.	9/14/22	(258,453)
USD	14,112,806	MYR	62,258,644	Goldman Sachs & Co.	9/14/22	132,720
USD	3,863,797	MYR	17,095,368	Goldman Sachs & Co.	9/14/22	25,057
USD	2,317,786	MYR	10,292,127	Goldman Sachs & Co.	9/14/22	6,704
USD	5,992,813	MYR	26,787,874	Goldman Sachs & Co.	9/14/22	(22,364)
USD	5,730,071	MYR	25,579,039	Goldman Sachs & Co.	9/14/22	(13,664)
PEN	5,041,188	USD	1,292,447	Goldman Sachs & Co.	9/14/22	(15,077)
USD	1,335,096	PEN	5,041,188	Goldman Sachs & Co.	9/14/22	57,726
PHP	312,648,976	USD	5,635,346	Goldman Sachs & Co.	9/14/22	(1,900)
PHP	318,576,780	USD	5,743,227	Goldman Sachs & Co.	9/14/22	(2,971)
PHP	320,621,872	USD	5,690,839	Goldman Sachs & Co.	9/14/22	86,266
USD	11,784,515	PHP	631,225,756	Goldman Sachs & Co.	9/14/22	410,813
USD	5,690,839	PHP	320,621,872	Goldman Sachs & Co.	9/14/22	(86,266)
USD	5,757,720	PHP	320,129,252	Goldman Sachs & Co.	9/14/22	(10,508)
USD	2,739,435	PHP	152,860,446	Goldman Sachs & Co.	9/14/22	(14,872)
PLN	77,984,666	USD	17,934,807	UBS AG	9/14/22	(1,246,423)

PLN	27,471,967	USD	6,048,430	UBS AG	9/14/22	(169,546)
PLN	27,052,909	USD	5,729,728	UBS AG	9/14/22	59,479
USD	5,987,968	PLN	26,102,748	UBS AG	9/14/22	402,091
USD	3,694,535	PLN	17,502,859	UBS AG	9/14/22	(51,002)
USD	2,770,816	PLN	13,178,833	UBS AG	9/14/22	(49,398)
USD	4,726,806	PLN	22,304,854	UBS AG	9/14/22	(46,337)
USD	5,544,985	PLN	26,426,290	UBS AG	9/14/22	(110,128)
USD	5,759,325	PLN	26,993,958	UBS AG	9/14/22	(17,266)
THB	417,549,758	USD	12,153,973	Goldman Sachs & Co.	9/14/22	(776,746)
USD	4,517,613	THB	163,424,641	Goldman Sachs & Co.	9/14/22	64,684
USD	5,696,164	THB	209,163,135	Goldman Sachs & Co.	9/14/22	(3,029)
USD	5,612,811	THB	206,719,814	Goldman Sachs & Co.	9/14/22	(19,808)
ZAR	114,074,240	USD	7,322,140	UBS AG	9/14/22	(491,696)
ZAR	110,957,158	USD	6,878,291	UBS AG	9/14/22	(234,489)
ZAR	114,723,953	USD	6,660,703	UBS AG	9/14/22	208,644
ZAR	39,767,308	USD	2,355,604	UBS AG	9/14/22	25,550
ZAR	92,397,833	USD	5,506,295	UBS AG	9/14/22	26,227
USD	7,012,773	ZAR	111,169,991	UBS AG	9/14/22	356,227
USD	5,442,995	ZAR	87,694,819	UBS AG	9/14/22	192,076
USD	5,326,839	ZAR	86,902,049	UBS AG	9/14/22	123,389
USD	4,546,845	ZAR	75,739,948	UBS AG	9/14/22	11,750
						$612,074

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	167	September 2022	$35,146,977	$(147,755)
U.S. Treasury 5-Year Notes	62	September 2022	7,051,047	80,285
U.S. Treasury 10-Year Notes	77	September 2022	9,327,828	11,565
U.S. Treasury Long Bonds	1	September 2022	144,000	2,701
			$51,669,852	$(53,204)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	439	September 2022	$57,618,750	$(994,693)
U.S. Treasury Ultra Bonds	25	September 2022	3,957,813	18,183
			$61,576,563	$(976,510)
^Amount represents value and unrealized appreciation (depreciation).

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N. A./ Republic of South Africa Government Bond(6)	Buy	(1.00)%	6/20/27	$7,300,000	$375,017	$228,305	$603,322
Goldman Sachs & Co./ Russian Foreign Bond - Eurobond	Buy	(1.00)%	6/20/27	$8,100,000	4,444,822	841,046	5,285,868
Morgan Stanley/ Indonesia Treasury Bond	Buy	(1.00)%	6/20/27	$7,500,000	(3,344)	48,447	45,103
Morgan Stanley/ Brazilian Government International Bond	Buy	(1.00)%	6/20/27	$40,200,000	2,048,965	873,912	2,922,877
Morgan Stanley/ Mexico Government International Bond	Buy	(1.00)%	6/20/27	$52,050,000	233,206	1,021,472	1,254,678
Morgan Stanley/ Chile Government International Bond	Buy	(1.00)%	6/20/27	$7,500,000	(85,019)	180,956	95,937
Morgan Stanley/ Malaysia Government International Bond	Buy	(1.00)%	6/20/27	$6,800,000	(92,081)	16,665	(75,416)
Morgan Stanley/ China Government Bond	Buy	(1.00)%	6/20/27	$14,300,000	(246,118)	51,126	(194,992)
					$6,675,448	$3,261,929	$9,937,377
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index At Termination	Fixed Rate	Termination Date	Notional Amount		Value*
Bank of America N.A.(6)	BZDIOVRA	Pay	11.59%	1/2/24	BRL	88,768,541	$(411,733)
Morgan Stanley	BZDIOVRA	Pay	11.03%	1/2/24	BRL	105,566,396	(663,100)
							$(1,074,833)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	-	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $141,907,896, which represented 24.5% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,154,183. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,506,242.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,304,325.
(6)Collateral has been received at the custodian for collateral requirements on forward foreign currency exchange contracts and/or swap agreements. At the period end, the aggregate value of securities received was $307,345.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	308,669,411	—
Corporate Bonds	—	172,232,135	—
U.S. Treasury Securities	—	14,417,459	—
Preferred Stocks	—	1,409,847	—
Short-Term Investments	4,395,279	64,559,363	—
	4,395,279	561,288,215	—
Other Financial Instruments
Futures Contracts	112,734	—	—
Swap Agreements	—	10,207,785	—
Forward Foreign Currency Exchange Contracts	—	11,877,258	—
	112,734	22,085,043	—
Liabilities
Other Financial Instruments
Futures Contracts	1,142,448	—	—
Swap Agreements	—	1,345,241	—
Forward Foreign Currency Exchange Contracts	—	11,265,184	—
	1,142,448	12,610,425	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.